GOODWILL (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 03, 2016	Mar. 03, 2016	Dec. 31, 2017 USD ($) Rate $ / shares	Nov. 30, 2015 USD ($) $ / shares	Dec. 31, 2018 USD ($) reporting_unit	Dec. 31, 2017 USD ($) Rate $ / shares	Dec. 31, 2016 USD ($)
Goodwill [Roll Forward]
Goodwill, beginning balance					$ 225,273	$ 225,273
Accumulated impairment losses, beginning balance					(112,821)	0
Goodwill, ending balance			$ 225,273		225,273	225,273	$ 225,273
Net carrying value, beginning balance					112,452	225,273
Impairment charge - acc. impairment loss						(112,821)
Accumulated impairment losses, ending balance			(112,821)		(112,821)	(112,821)	0
Net carrying value, ending balance			$ 112,452		$ 112,452	$ 112,452	$ 225,273
Share price (in dollars per share) | $ / shares				$ 15.15
Reverse stock split, conversion ratio	0.2	5					5
Acquired on the Merger				$ 225,273
Number of reporting units | reporting_unit					1
share price decrease/increase movement | $ / shares			$ 1.45			$ 1.45
share price movement since impairment testing date | Rate			24.00%			24.00%
market capitalization			$ 779,000			$ 779,000
Share price (in dollars per share) | $ / shares			$ 4.59			$ 4.59
fair value of company			$ 1,013,000			$ 1,013,000
carrying value of company			1,300,000			1,300,000
estimate fair value of assets/liabilities			901,000			901,000
implied fair value of goodwill			112,500			112,500
Impairment loss on goodwill			$ 112,800		$ 0	$ 112,821	$ 0
Measurement Input, Control Premium [Member]
Goodwill [Roll Forward]
Fair Value Inputs, Control Premium | Rate			0.30			0.30